Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
EBP 001 [Member]
EBP, Accounting Policy [Line Items]
Summary of Significant Accounting Policies
2. Summary of Significant Accounting Policies
Basis of Accounting
The accompanying financial statements have been prepared under the accrual basis in accordance with accounting principles generally accepted in the U.S.A. (“GAAP”).

Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of net assets available for benefits and changes therein. Actual results could differ from those estimates.
Investment Choices, Valuation and Income Recognition
The Plan’s investments are carried at fair value. Fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
Participants direct the investment of their contributions and Company contributions into various investment options offered by the Plan. The Company’s common stock is valued at the quoted closing market price from a national securities exchange and the short-term investments are valued at cost, which approximate fair value. Shares of mutual funds are valued at quoted closing market price which represents the net asset value (“NAV”) of shares held by the Plan at year-end.
The fair values of collective investment trusts are based upon the NAV of the underlying investments at year end. One of the Plan’s investment options allows participants to establish a brokerage account and select various investments consisting primarily of but not limited to mutual funds, common and preferred stock, and interest-bearing cash. The units of the common collective trust fund are stated at fair value as determined by the issuer of the fund based on the net asset value, as a practical expedient, of the underlying investments and account charges.
Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend
date. The Plan’s net appreciation or depreciation in the fair value of its investments consists of realized gains and losses and unrealized appreciation and depreciation on investments.
Investment Management Fees and Operating Expenses
Management fees and operating expenses charged to the Plan for investments in the mutual funds, collective investment trusts and common collective trust fund are deducted from income earned on a daily basis and are not separately reflected. Consequently, management fees and operating expenses are reflected as a reduction of investment return for such investments.
Notes Receivable from Participants
Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest at the end of the period. Delinquent participant loans are recorded as distributions based on the terms of the Plan document.
Contribution Receivable
Participant contributions and any related employer matching contributions are recognized in the period during which the Company makes the respective payroll deduction from the participant’s compensation.
Payment of Benefits
Payments to participants are recorded upon distribution.

Administrative Expenses
Certain expenses of the Plan are paid directly by the Company and are excluded from these financial statements. Fees related to notes receivable from participants and distributions are charged directly to the participant’s account and are included in administrative expenses. Investment related expenses are included in net appreciation or depreciation in fair value of investments.
Other Employer Contributions
The Company noted certain operational errors for the period from November 28, 2022 to March 28, 2024, with respect to auto enrollment into the Plan. In
2024, the
Company corrected the errors and remitted an amount of $47,088 of qualified nonelective employer contributions to the Plan on behalf of the affected participants.
Subsequent Events
The Plan has evaluated events and transactions occurring after the Statements of Net Assets Available for
Benefits
date through June 23, 2026 for recognition or disclosure in the financial statements and notes, and no subsequent events requiring accrual or disclosure have occurred that are not otherwise disclosed herein.